SHARE-BASED COMPENSATION (Details 1)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share Based Compensation Abstract
Stock options outstanding, beginning | shares	13,827,243	13,865,193
Stock options granted | shares	3,671,000	3,005,000
Stock option exercises | shares	(251,500)	(663,150)
Stock options expired | shares	(1,424,000)	(866,000)
Stock options forfeited | shares	(745,500)	(1,513,800)
Stock options outstanding, ending | shares	15,077,243	13,827,243
Stock options exercisable, ending | shares	10,289,743	9,747,721
Stock options outstanding, weighted average exercise price, beginning | $ / shares	$ 0.75	$ 0.83
Weighted average exercise price, stock options granted | $ / shares	.46	0.67
Weighted average exercise price, stock options exercised | $ / shares	.59	0.61
Weighted average exercise price, stock options expired | $ / shares	.97	1.81
Weighted average exercise price, stock options forfeited | $ / shares	.67	0.79
Stock options outstanding, weighted average exercise price, ending | $ / shares	.67	0.75
Stock options exercisable, weighted average exercise price, ending | $ / shares	$ .74	$ 0.80